Retirement benefits	12 Months Ended
Dec. 31, 2011
Retirement benefits

Note 11: Retirement benefits

We provide a 401(k) retirement plan for all employees, and we match employee contributions 100%, up to 6% of each employee’s gross wages. At December 31, 2011, 2010, and 2009, there were 625, 595, and 563 employees, respectively, participating in the plan. Our contribution expense was $2,390, $2,360, and $1,865 for the years ended December 31, 2011, 2010 and 2009, respectively.